14. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of warrants

The following table reflects all outstanding and exercisable warrants at December 31, 2020 and 2019. All stock warrants are exercisable for a period ranging from three to five years from the date of issuance.

	Number of Warrants Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Contractual Life (Yrs.)

Balance January 1, 2019	781,910	$1.36	1.38
Warrants issued	5,450,000	$0.25
Warrants exercised	–	$–
Warrants forfeited	(567,166)	$–
December 31, 2019	5,664,744	$0.28	1.79
Warrants issued	1,683,197	$0.06
Warrants exercised	–	$–
Warrants forfeited	–	$–
Balance 31, 2020	7,347,941	$0.23	1.66

Schedule of options

The following table represents all outstanding and exercisable stock options at December 31, 2020.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	7,735,350	(834,000)	6,901,350	6,901,350	$0.24	2.72
2015	11,467,500	(11,467,500)	–	–	$–	–
2016	5,421,000	–	5,421,000	5,421,000	$0.78	0.19
2018	60,000	–	60,000	60,000	$0.78	2.33
Total	24,683,850	(12,301,500)	12,382,350	12,382,350	$0.48	1.90